Financial Instruments - Summary of Maturity analysis for Nonderivative Financial Liabilities (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 33,773	$ 48,088
Nonderivative Financial Liabilities Carrying Amount	$ 33,773	$ 48,088
Accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	0.00%	0.00%
Non-derivative financial liabilities, undiscounted cash flows	$ 80	$ 111
Nonderivative Financial Liabilities Carrying Amount	$ 80	$ 111
Clients' monies held on trust
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	0.00%	0.00%
Non-derivative financial liabilities, undiscounted cash flows	$ 6,650	$ 9,111
Nonderivative Financial Liabilities Carrying Amount	$ 6,650	$ 9,111
Consideration payable for acquisition of movie income right investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate		0.00%
Non-derivative financial liabilities, undiscounted cash flows		$ 29,893
Nonderivative Financial Liabilities Carrying Amount		$ 29,893
Other payables and accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	0.00%	0.00%
Non-derivative financial liabilities, undiscounted cash flows	$ 27,043	$ 8,973
Nonderivative Financial Liabilities Carrying Amount	27,043	8,973
On demand or less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	33,773	48,088
On demand or less than 1 month | Accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	80	111
On demand or less than 1 month | Clients' monies held on trust
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,650	9,111
On demand or less than 1 month | Consideration payable for acquisition of movie income right investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		29,893
On demand or less than 1 month | Other payables and accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 27,043	$ 8,973